INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current tax			¥ 375,066	¥ 115,790
Deferred tax	¥ (7,924)		91,294	(67,612)
Income tax (benefit) expense	¥ (7,924)	$ 67,829	¥ 466,360	¥ 48,178